Phoenix Opportunities Trust

Supplement dated August 6, 2008 to the

Fixed Income Funds Prospectus dated January 31, 2008,

as supplemented March 30, 2008, May 29, 2008 and May 30, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portions of the Fund Fees and Expenses tables for certain of the funds are being modified to better reflect the fees and expenses that you may pay if you buy and hold shares of the fund. The percentages listed for “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect each fund’s current fee structure, including a recent change to the transfer agent fees and, for all funds except the Phoenix Senior Floating Rate Fund, also excluding extraordinary expenses incurred during a previous reporting period that are not expected to recur during the current period.

Phoenix Bond Fund

On page 4, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnote (f) is added as follows:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%	1.00%	None
Other Expenses(f)	0.34%	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses(e) (f)	1.09%	1.84%	1.84%	0.84%

(f)	Restated to reflect current fee structure.

Additionally, the example table on page 4 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$581	$805	$1,047	$1,741
Class B	$587	$779	$995	$1,962
Class C	$287	$579	$995	$2,159
Class I	$86	$268	$466	$1,037

The example table on page 5 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class B	$187	$579	$995	$1,962
Class C	$187	$579	$995	$2,159

Phoenix CA Tax-Exempt Bond Fund

On page 10, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised, footnote (c) is replaced and footnote (d) is added as follows:

	Class A Shares	Class I Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses(d)	0.32%	0.32%

Total Annual Fund Operating Expenses(c)(d)	1.02%	0.77%

(c)	The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.85% for Class A Shares and 0.60% for Class I Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 0.88% for Class A Shares and 0.64% for Class I Shares and would have been 0.85% for Class A Shares and 0.60% for Class I Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(d)	Restated to reflect current fee structure.

Additionally, the example table on page 10 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$574	$784	$1,011	$1,664
Class I	$79	$246	$428	$954

Phoenix Core Bond Fund

On page 15, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised, footnote (e) is replaced and footnote (f) is added as follows:

	Class A Shares	Class B Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%	1.00%
Other Expenses(f)	0.46%	0.46%	0.46%

Total Annual Fund Operating Expenses(e)(f)	1.16%	1.91%	1.91%

(e)	The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.00% for Class A Shares, 1.75% for Class B Shares and 1.75% for Class C Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 1.05% for Class A Shares, 1.80% for Class B Shares and 1.80% for Class C Shares and would have been 1.00% for Class A Shares, 1.75% for Class B Shares and 1.75% for Class C Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(f)	Restated to reflect current fee structure.

Additionally, the example table on page 15 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$588	$826	$1,083	$1,817
Class B	$594	$800	$1,032	$2,038
Class C	$294	$600	$1,032	$2,233

2

The example table on page 16 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class B	$194	$600	$1,032	$2,038
Class C	$194	$600	$1,032	$2,233

Phoenix High Yield Fund

On page 21, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnote (e) is added as follows:

	Class A Shares	Class B Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%	1.00%
Other Expenses(e)	0.42%	0.42%	0.42%

Total Annual Fund Operating Expenses(e)	1.32%	2.07%	2.07%

(e)	Restated to reflect current fee structure.

Additionally, the first example table on page 21 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$603	$873	$1,164	$1,990
Class B	$610	$849	$1,114	$2,208
Class C	$310	$649	$1,114	$2,400

The second example table on page 21 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class B	$210	$649	$1,114	$2,208
Class C	$210	$649	$1,114	$2,400

Phoenix Money Market Fund

On page 26, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnote (a) is added as follows:

Class A Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%
Distribution and Shareholder Servicing (12b-1) Fees(d)	None
Other Expenses(a)	0.36%

Total Annual Fund Operating Expenses(a)	0.76%

(a)	Restated to reflect current fee structure.

3

Additionally, the example table on page 26 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$78	$243	$422	$942

Phoenix Senior Floating Rate Fund

On page 40, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnotes (d) and (e) are replaced as follows:

	Class A Shares	Class C Shares	Class I Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses(d)	0.51%	0.51%	0.51%

Total Annual Fund Operating Expenses(d)(e)	1.36%	2.11%	1.11%

(d)	Revised estimate based on current fee structure.

(e)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) through January 31, 2009, so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. The adviser will voluntarily extend this cap but may discontinue it at any time. The adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the end of the fiscal year in which such reimbursement occurred.

Additionally, the first example table on page 41 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$607	$885	$1,184	$2,032
Class C	$314	$661	$1,134	$2,441
Class I	$113	$353	$612	$1,352

The second example table on page 41 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$214	$661	$1,134	$2,441

Investors should retain this supplement with the Prospectus for future reference.

PXP 4848/FI ExpTables (08/08)

4

Phoenix Opportunities Trust

Supplement dated August 6, 2008 to the

Alternative Funds Prospectus dated January 31, 2008,

as supplemented May 1, 2008, May 30, 2008 and June 13, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portions of the Fund Fees and Expenses tables for certain of the funds are being modified to better reflect the fees and expenses that you may pay if you buy and hold shares of the fund. The percentages listed for “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect each fund’s current fee structure, including a recent change to the transfer agent fees and also excluding extraordinary expenses incurred during a previous reporting period that are not expected to recur during the current period.

Phoenix Global Utilities Fund

On page 5 (as supplemented), under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised, footnotes (d) and (e) are replaced and footnote (f) is added as follows:

	Class A Shares	Class C Shares	Class I Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees(c)	0.25%	1.00%	1.00%
Other Expenses(e)	0.32%	0.32%	0.32%

Total Annual Fund Operating Expenses(d)(e)	1.22%	1.97%	0.97%	(f)

(d)	The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class C Shares and 0.90% for Class I Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 1.19% for Class A Shares and 1.95% for Class C Shares and would have been 1.15% for Class A Shares and 1.90% for Class C Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(e)	Revised estimate based on current fee structure.

(f)	Class I Shares have been in existence only since May 30, 2008; therefore expense information is estimated.

Additionally, the example table on page 5 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$692	$940	$1,207	$1,967
Class C	$300	$408	$861	$2,118
Class I	$99	$309	$536	$1,190

The second example table on page 5 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$200	$408	$861	$2,118

Phoenix Market Neutral Fund

On page 17, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised, footnote (f) is replaced and footnote (g) is added as follows:

	Class A Shares	Class B Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(d)	1.50%	1.50%	1.50%
Distribution and Shareholder Servicing (12b-1) Fees(e)	0.25%	1.00%	1.00%
Other Expenses:
Dividends on Short Sales	1.64%	1.64%	1.64%
Remainder of Other Expenses(g)	0.49%	0.49%	0.49%

Total Other Expenses	2.13%	2.13%	2.13%

Total Annual Fund Operating Expenses(f)(g)	3.88%	4.63%	4.63%

(f)	The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding dividends on short sales, interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.77% for Class A Shares, 2.52% for Class B Shares and 2.52% for Class C Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after fee waiver and expense reimbursement, were 3.56% for Class A Shares, 4.22% for Class B Shares and 4.27% for Class C Shares and would have been 3.49% for Class A Shares, 4.14% for Class B Shares and 4.19% for Class C Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(g)	Restated to reflect current fee structure.

Additionally, the first example table on page 18 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$943	$1,691	$2,455	$4,443
Class B	$864	$1,697	$2,437	$4,498
Class C	$589	$1,397	$2,337	$4,717

The second example table on page 18 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class B	$464	$1,397	$2,337	$4,498
Class C	$464	$1,397	$2,337	$4,717

Investors should retain this supplement with the Prospectus for future reference.

PXP 4849/Alt ExpTables (08/08)

2

Phoenix Opportunities Trust

Supplement dated August 6, 2008 to the

PHOLIOs Prospectus dated January 31, 2008,

as supplemented June 25, 2008

IMPORTANT NOTICE TO INVESTORS

The Annual Fund Operating Expenses portions of the Fund Fees and Expenses tables for the funds are being modified to better reflect the fees and expenses that you may pay if you buy and hold shares of the fund. The percentages listed for “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect each fund’s current fee structure, including a recent change to the transfer agent fees and also excluding extraordinary expenses incurred during a previous reporting period that are not expected to recur during the current period.

Phoenix Diversifier PHOLIO

On page 264, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised and footnotes (e) and (h) are replaced as follows:

	Class A Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees(c)(d)	0.10%	0.85%
Other Expenses(e)	0.31%	0.31%
Acquired Fund Fees and Expenses (Underlying Mutual Funds)(f)	1.37%	1.37%

Total Annual Fund Operating Expenses(g)(h)	1.88%	2.63%

(e)	Revised estimate based on current fee structure.

(h)	The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.20% for Class A Shares and Class C Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 0.34% for Class A Shares and 1.09% for Class C Shares and would have been 0.30% for Class A Shares and 1.05 % for Class C Shares excluding extraordinary expenses. Upon combining operating expenses of the fund with the Acquired Fund Fees and Expenses, and after expense reimbursement, the total annualized expense ratio is 1.71% for Class A Shares and 2.46% for Class C Shares and would have been 1.61% for Class A Shares and 2.36% for Class C Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

Additionally, the first example table on page 27 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$755	$1,132	$1,533	$2,649
Class C	$366	$817	$1,395	$2,964

The second example table on page 27 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$266	$817	$1,395	$2,964

Phoenix Wealth Accumulator PHOLIO

On page 6, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised, footnote (g) is replaced and footnote (h) is added as follows:

	Class A Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees(c)(d)	None	0.75%
Other Expenses(h)	0.64%	0.64%
Acquired Fund Fees and Expenses (Underlying Mutual Funds)(e)	1.54%	1.54%

Total Annual Fund Operating Expenses(f)(g)	2.28%	3.03%

(g)	The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.20% for Class A Shares and Class C Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 0.28% for Class A Shares and 1.04% for Class C Shares and would have been 0.20% for Class A Shares and 0.95% for Class C Shares excluding extraordinary expenses. Upon combining operating expenses of the fund with the Acquired Fund Fees and Expenses, and after expense reimbursement, the total annualized expense ratio is 1.82% for Class A Shares and 2.58% for Class C Shares and would have been 1.74% for Class A Shares and 2.49% for Class C Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(h)	Restated to reflect current fee structure.

Additionally, the first example table on page 27 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$793	$1,246	$1,725	$3,040
Class C	$406	$936	$1,591	$3,346

The second example table on page 27 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$306	$936	$1,591	$3,346

Phoenix Wealth Builder PHOLIO

On page 13, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised, footnote (g) is replaced and footnote (h) is added as follows:

	Class A Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees(c)(d)	None	0.75%
Other Expenses(h)	0.32%	0.32%
Acquired Fund Fees and Expenses (Underlying Mutual Funds)(e)	1.42%	1.42%

Total Annual Fund Operating Expenses(f)(g)	1.84%	2.59%

(g)

The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.20% for Class A Shares and Class C Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 0.26% for Class A Shares and 1.01% for Class C Shares and would have been 0.20% for Class A Shares and 0.95% for Class C Shares excluding extraordinary expenses. Upon combining operating expenses of the fund with the Acquired Fund Fees and Expenses, and after expense reimbursement, the total annualized expense ratio is 1.68% for Class A Shares and 2.43% for Class C Shares and would have been 1.62% for Class A Shares and 2.37% for Class C Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(h)	Restated to reflect current fee structure.

Additionally, the first example table on page 14 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$751	$1,120	$1,513	$2,609
Class C	$362	$805	$1,375	$2,925

The second example table on page 14 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$262	$805	$1,375	$2,925

Phoenix Wealth Guardian PHOLIO

On page 20, under the heading “Fund Fees and Expenses,” the “Annual Fund Operating Expenses” portion of the fee table is revised, footnote (g) is replaced and footnote (h) is added as follows:

	Class A Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees(c)(d)	None	0.75%
Other Expenses(h)	0.31%	0.31%
Acquired Fund Fees and Expenses (Underlying Mutual Funds)(e)	1.30%	1.30%

Total Annual Fund Operating Expenses(f)(g)	1.71%	2.46%

(g)	The fund’s investment adviser has voluntarily agreed to limit the fund’s total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.20% for Class A Shares and Class C Shares. The adviser may discontinue this voluntary expense cap at any time. Actual Total Annual Fund Operating Expenses, after expense reimbursement, were 0.27% for Class A Shares and 1.01% for Class C Shares and would have been 0.20% for Class A Shares and 0.95% for Class C Shares excluding extraordinary expenses. Upon combining operating expenses of the fund with the Acquired Fund Fees and Expenses, and after expense reimbursement, the total annualized expense ratio is 1.57% for Class A Shares and 2.31% for Class C Shares and would have been 1.50% for Class A Shares and 2.25% for Class C Shares excluding extraordinary expenses. The adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such reimbursement occurred.

(h)	Restated to reflect current fee structure.

Additionally, the first example table on page 21 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class A	$739	$1,083	$1,450	$2,478
Class C	$349	$767	$1,311	$2,796

The second example table on page 21 is replaced with the following:

Class	1 year	3 years	5 years	10 years
Class C	$249	$767	$1,311	$2,796

Investors should retain this supplement with the Prospectus for future reference.

PXP 5018/PHOLIOs ExpTables (08/08)

Phoenix Equity Trust

Phoenix Insight Funds Trust

Phoenix Institutional Mutual Funds

Phoenix Opportunities Trust

Supplement dated August 6, 2008 to the Statement of Additional Information (“SAI”) for Phoenix Equity Trust dated June 6, 2008, Phoenix Insight Funds Trust dated May 1, 2008, Phoenix Institutional Mutual Funds dated May 1, 2008, and Phoenix Opportunities Trust dated January 31, 2008.

IMPORTANT NOTICE TO INVESTORS

Add an additional category to the end of the “Non-Public Portfolio Holdings Information Table” section of the SAI as follows:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

TV Financial Markets Talk Shows	CNBC	For Diversifier PHOLIO: coincident to periodic appearance; for all other funds: monthly for holdings over 1% of issuer equity, in aggregate.*

*	A portfolio manager may, from time to time, appear as host or guest of various programming. CNBC requires certain holdings disclosure in order to monitor potential conflicts of interest.

Investors should retain this supplement with the SAI for future reference.

PXP 5173/SAIPortHoldDisc (08/08)